Derivatives (Tables)	3 Months Ended
Mar. 31, 2012
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
The following table summarizes open positions as of March 31, 2012, and represents, as of such date, derivatives in place through December 31, 2016, on annual production volumes:

	April 1 - December 31, 2012	2013	2014	2015	2016
Natural gas positions:
Fixed price swaps:
Hedged volume (MMMBtu)	55,416	81,815	90,904	99,937	20,240
Average price ($/MMBtu)	$5.40	$5.31	$5.35	$5.43	$4.06
Puts: (1)
Hedged volume (MMMBtu)	49,984	64,298	56,998	58,714	24,297
Average price ($/MMBtu)	$5.48	$5.49	$5.00	$5.00	$5.00
Total:
Hedged volume (MMMBtu)	105,400	146,113	147,902	158,651	44,537
Average price ($/MMBtu)	$5.44	$5.39	$5.21	$5.27	$4.57

Oil positions:
Fixed price swaps: (2)
Hedged volume (MBbls)	6,508	9,523	9,523	10,070	-
Average price ($/Bbl)	$97.57	$98.19	$95.67	$98.38	$-
Puts:
Hedged volume (MBbls)	1,742	2,440	513	-	-
Average price ($/Bbl)	$100.00	$100.00	$100.00	$-	$-
Total:
Hedged volume (MBbls)	8,250	11,963	10,036	10,070	-
Average price ($/Bbl)	$98.08	$98.56	$95.89	$98.38	$-

Natural gas basis differential positions: (3)
Panhandle basis swaps:
Hedged volume (MMMBtu)	56,191	77,800	79,388	87,162	19,764
Hedged differential ($/MMBtu)	$(0.56)	$(0.56)	$(0.33)	$(0.33)	$(0.31)
MichCon basis swaps:
Hedged volume (MMMBtu)	7,315	9,600	9,490	9,344	-
Hedged differential ($/MMBtu)	$0.12	$0.10	$0.08	$0.06	$-
Houston Ship Channel basis swaps:
Hedged volume (MMMBtu)	4,190	5,731	5,256	4,891	4,575
Hedged differential ($/MMBtu)	$(0.10)	$(0.10)	$(0.10)	$(0.10)	$(0.10)
Permian basis swaps:
Hedged volume (MMMBtu)	3,410	4,636	4,891	5,074	-
Hedged differential ($/MMBtu)	$(0.19)	$(0.20)	$(0.21)	$(0.21)	$-

Oil timing differential positions:
Trade month roll swaps: (4)
Hedged volume (MBbls)	4,617	6,315	6,315	840	-
Hedged differential ($/Bbl)	$0.21	$0.21	$0.21	$0.17	$-

(1)
Includes certain outstanding natural gas puts of approximately 7,964 MMMBtu for the period April 1, 2012, through December 31, 2012, 10,570 MMMBtu for each of the years ending December 31, 2013, December 31, 2014, and December 31, 2015, and 10,599 MMMBtu for the year ending December 31, 2016, used to hedge revenues associated with NGL production.

(2)
Includes certain outstanding fixed price oil swaps on 14,750 Bbls of daily production which may be extended annually at a price of $100.00 per Bbl for each of the years ending December 31, 2016, December 31, 2017, and December 31, 2018, if the counterparties determine that the strike prices are in-the-money on a designated date in each respective preceding year.  The extension for each year is exercisable without respect to the other years.

(3)	Settle on the respective pricing index to hedge basis differential associated with natural gas production.

(4)
The Company hedges the timing risk associated with the sales price of oil in the Mid-Continent, Hugoton Basin and Permian Basin regions.  In these regions, the Company generally sells oil for the delivery month at a sales price based on the average NYMEX price of light crude oil during that month, plus an adjustment calculated as a spread between the weighted average prices of the delivery month, the next month and the following month during the period when the delivery month is prompt (the "trade month roll").

Fair Value of Derivatives Outstanding on a Gross Basis by Location on the Balance Sheet
The following summarizes the fair value of derivatives outstanding on a gross basis:

	March 31, 2012	December 31, 2011
	(in thousands)
Assets:
Commodity derivatives	$1,092,739	$880,175

Liabilities:
Commodity derivatives	$412,344	$320,835

Gains and Losses on Derivative Instruments
The following presents the Company's reported gains and losses on derivative instruments:

	Three Months Ended March 31,
	2012	2011
	(in thousands)
Realized gains:
Commodity derivatives	$55,255	$55,809
Unrealized losses:
Commodity derivatives	(53,224)	(425,285)
Total gains (losses):
Commodity derivatives	$2,031	$(369,476)